Description of Business and Summary of Significant Accounting Policies - Variable Interest Entity (Details) - shares	Jan. 08, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 25, 2019
Variable Interest Entity [Line Items]
Treasury stock, at cost, shares held		282,565	282,565	282,565
TSIH | Class A Common Stock
Variable Interest Entity [Line Items]
Treasury stock, at cost, shares held		282,565	282,565		1,602,565
TSIH | Class A Common Stock | Various employees
Variable Interest Entity [Line Items]
Number of shares transferred	1,033,335